Schedule of changes in the fair value of warrant liability (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Balance at December 31, 2024	$ 3,516	$ 3,811	$ 3,811
Change in fair value of warrant liability	(2,894)	(1,583)	(295)	$ (807)
Balance at December 31, 2025	622		3,516	3,811
Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Balance at December 31, 2024	3,516	$ 3,811	3,811
Change in fair value of warrant liability	(2,894)		(295)
Balance at December 31, 2025	$ 622		$ 3,516	$ 3,811